April 3, 2026

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: General Money Market Fund, Inc.
- Dreyfus Money Market Fund (the "Fund")
 1933 Act File No.: 2-72836
 1940 Act File No.: 811-03207
 CIK No.: 0000353560

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses and Statement of Additional Information for the above-referenced Fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 72 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 27, 2026.

Please address any comments or questions to my attention at (412) 234-2057.

Sincerely,

/s/ Vickie Proudley
Vickie Proudley
Specialist Paralegal II